Summary of Significant Accounting Policies (Details) - Fair Value, Measurements, Recurring [Member] $ in Thousands	Mar. 31, 2019 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	$ 67,848
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	67,848
Contingent Consideration Current [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	11,515
Contingent Consideration Current [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	0
Contingent Consideration Current [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	0
Contingent Consideration Current [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	11,515
Contingent Consideration long term [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	56,333
Contingent Consideration long term [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	0
Contingent Consideration long term [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	0
Contingent Consideration long term [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	$ 56,333